Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 7.9%
Entertainment 1.1%
Activision Blizzard, Inc.(a)	586,125	45,547,773
Interactive Media & Services 6.8%
Alphabet, Inc., Class A(a)	1,165,845	125,141,802
Alphabet, Inc., Class C(a)	1,432,793	155,056,859
Total		280,198,661
Total Communication Services		325,746,434
Consumer Discretionary 12.7%
Automobiles 1.0%
Tesla, Inc.(a)	260,606	42,820,172
Broadline Retail 5.8%
Amazon.com, Inc.(a)	2,252,674	237,544,473
Hotels, Restaurants & Leisure 3.5%
Hilton Worldwide Holdings, Inc.	461,913	66,524,710
Starbucks Corp.	663,959	75,883,874
Total		142,408,584
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc., Class B	777,551	98,531,263
Total Consumer Discretionary		521,304,492
Consumer Staples 6.6%
Beverages 2.1%
Coca-Cola Co. (The)	1,348,822	86,526,931
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	188,443	94,828,287
Household Products 2.2%
Procter & Gamble Co. (The)	570,658	89,239,498
Total Consumer Staples		270,594,716
Financials 6.1%
Capital Markets 1.8%
S&P Global, Inc.	210,474	76,313,663
Financial Services 4.3%
Visa, Inc., Class A	759,130	176,672,325
Total Financials		252,985,988
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.7%
Biotechnology 3.1%
Alnylam Pharmaceuticals, Inc.(a)	130,355	25,966,716
BioMarin Pharmaceutical, Inc.(a)	250,549	24,062,726
Exact Sciences Corp.(a)	485,924	31,133,151
Vertex Pharmaceuticals, Inc.(a)	135,569	46,192,425
Total		127,355,018
Health Care Equipment & Supplies 5.3%
Boston Scientific Corp.(a)	1,236,160	64,428,659
DexCom, Inc.(a)	542,616	65,841,025
Intuitive Surgical, Inc.(a)	287,990	86,748,348
Total		217,018,032
Health Care Providers & Services 1.3%
Cigna Group (The)	206,668	52,346,938
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	355,187	28,372,338
Pharmaceuticals 4.3%
Eli Lilly & Co.	272,799	107,990,212
Zoetis, Inc.	400,365	70,376,160
Total		178,366,372
Total Health Care		603,458,698
Industrials 6.9%
Building Products 1.5%
Trane Technologies PLC	324,090	60,219,163
Commercial Services & Supplies 1.6%
Cintas Corp.	147,488	67,220,606
Construction & Engineering 1.2%
MasTec, Inc.(a)	581,602	51,652,073
Electrical Equipment 2.6%
AMETEK, Inc.	398,438	54,956,553
Eaton Corp. PLC	307,849	51,447,725
Total		106,404,278
Total Industrials		285,496,120
2	Columbia Large Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 41.4%
Electronic Equipment, Instruments & Components 2.6%
TE Connectivity Ltd.	445,240	54,484,019
Zebra Technologies Corp., Class A(a)	187,850	54,106,435
Total		108,590,454
Semiconductors & Semiconductor Equipment 10.6%
Advanced Micro Devices, Inc.(a)	870,218	77,771,383
Broadcom, Inc.	172,873	108,304,934
NVIDIA Corp.	606,780	168,375,382
QUALCOMM, Inc.	694,605	81,129,864
Total		435,581,563
Software 16.7%
Adobe, Inc.(a)	250,481	94,571,606
Microsoft Corp.	1,437,990	441,836,808
Palo Alto Networks, Inc.(a)	381,135	69,541,892
ServiceNow, Inc.(a)	177,118	81,371,552
Total		687,321,858
Technology Hardware, Storage & Peripherals 11.5%
Apple, Inc.	2,797,039	474,601,578
Total Information Technology		1,706,095,453
Real Estate 2.4%
Industrial REITs 1.1%
Prologis, Inc.	348,536	43,654,134
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.3%
Equinix, Inc.	74,492	53,938,167
Total Real Estate		97,592,301
Total Common Stocks (Cost $2,091,305,177)		4,063,274,202

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Large Cap 0.5%
Columbia Research Enhanced Core ETF(b)	843,071	20,731,116
Total Exchange-Traded Equity Funds (Cost $20,301,150)		20,731,116

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 5.046%(b),(c)	35,367,788	35,353,641
Total Money Market Funds (Cost $35,360,823)		35,353,641
Total Investments in Securities (Cost: $2,146,967,150)		4,119,358,959
Other Assets & Liabilities, Net		(3,979,627)
Net Assets		4,115,379,332

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	—	20,301,150	—	429,966	20,731,116	—	—	—	843,071
Columbia Short-Term Cash Fund, 5.046%
	142,242,537	368,731,595	(475,609,830)	(10,661)	35,353,641	—	10,528	1,759,082	35,367,788
Total	142,242,537			419,305	56,084,757	—	10,528	1,759,082

(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT174_07_N01_(06/23)